Short-term Bank Loans (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term Bank Loans
Short-term bank loans	$ 4,192,344	$ 4,719,552	$ 4,719,552
Loan payable to Bank of China Lishui Branch
Short-term Bank Loans
Short-term bank loans	2,550,044		2,679,852
Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch
Short-term Bank Loans
Short-term bank loans	$ 1,642,300		$ 2,039,700